UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7149

Smith Barney Oregon Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY

OREGON MUNICIPALS FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY OREGON MUNICIPALS FUND

Schedule of Investments (unaudited)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Education — 21.0%
		Clackamas County GO:
$500,000	AA-	Canby School District No. 86, School Board Guaranty, 5.250% due 6/15/20	$528,875
500,000	Aaa*	Lake Oswego School District No. 7J, MBIA-Insured, 5.000% due 6/1/26	504,860
300,000	Aaa*	Deschutes County GO, Administrative School District No. 1, Series A, FSA-School Board Guaranty, 5.500% due 6/15/18	327,513
850,000	AA	Forest Grove, Campus Improvement & Refunding Revenue, Pacific University, Radian-Insured, 6.300% due 5/1/25	938,341
500,000	AAA	Jackson County GO, Central Point School District No. 6, FGIC-School Board Guaranty, 5.250% due 6/15/20	525,155
500,000	AAA	Jefferson County GO, School District No. 509J, FGIC-School Board Guaranty, 5.250% due 6/15/16	545,310
500,000	Aaa*	Multnomah-Clackamas Counties GO, Centennial School District No. 28-302, FGIC-School Board Guaranty, 5.000% due 6/15/21	516,685
600,000	BBB+	Multnomah County, Educational Facilities Revenue, (University of Portland Project), 6.000% due 4/1/25	630,714
500,000	AA-	Multnomah County GO, Reynolds School District No. 7, School Board Guaranty, 5.125% due 6/15/20	521,850
500,000	AAA	Oregon State Department of Administrative Services, COP: Series A, AMBAC-Insured, (Call 5/1/10 @ 101), 6.250% due 5/1/17 (b)(c)	584,980
1,240,000	AAA	Oregon State Facilities Authority Revenue, Willamette University Projects, Series A, FGIC-Insured, 5.000% due 10/1/34 (c)	1,242,852
		Oregon State Health, Housing, Educational & Cultural Facilities Authority, Series A:
1,000,000	Baa1*	Linfield College Project, 6.625% due 10/1/20 (c)	1,095,850
430,000	NR	Oak Tree Foundation Project, (Call 5/1/05 @ 101), 6.100% due 5/1/15 (b)	448,873
		Western States Chiropractic, ACA-Insured:
785,000	A	6.350% due 12/1/20	839,534
545,000	A	6.350% due 12/1/25	574,921
500,000	AAA	Tillamook County GO, School District No. 9, FSA-School Board Guaranty, 5.250% due 6/15/22	529,330
500,000	A	University of the Virgin Islands, Refunding & Improvement Bonds, Series A, ACA-Insured, 6.250% due 12/1/29	526,930
500,000	Aaa*	Washington County GO, Forest Grove School District No. 15, FSA-School Board Guaranty, 5.000% due 6/15/21	515,189
			11,397,762
Finance — 2.0%
1,000,000	BBB	Virgin Islands, Public Finance Authority Revenue, Series A, Gross Receipts Taxes, 6.500% due 10/1/24	1,106,670
General Obligation — 15.2%
500,000	AAA	Lane County GO, Bethel School District No. 52, FGIC-Insured, (Call 12/1/06 @ 100), 6.400% due 12/1/09 (b)	548,160
2,000,000	Aaa*	Lane County GO, School District No.4J, Eugene, FSA-Insured, 5.000% due 7/1/17 (c)	2,106,640
500,000	NR	Northern Mariana Islands Commonwealth, Series A, 7.375% due 6/1/30	513,330
1,000,000	A-1+	Oregon State GO, Series 73 E, 1.090% due 12/1/16 (d)	1,000,000
315,000	AA	Oregon State, Veterans Welfare, Series 80A, 5.700% due 10/1/32	320,975
2,000,000	AAA	Puerto Rico Commonwealth, RITES-PA 931, XLCA-Insured, 9.497% due 7/1/17 (c)(e)	2,539,600
1,135,000	Aaa*	Washington, Multnomah & Yamhill Counties GO, School District No. 1J, MBIA-Insured, 5.125% due 6/1/17	1,200,126
			8,228,831
Hospitals — 16.3%
		Clackamas County Hospital Facility Authority Revenue:
500,000	AA	Gross-Williamette Falls Hospital Project, Radian-Insured, 5.500% due 4/1/22	528,405
		Legacy Health System:
500,000	AA	5.750% due 5/1/16	540,270
1,000,000	AA	5.250% due 5/1/21	1,024,840
1,000,000	Baa2*	Williamette Falls Hospital Project, 6.000% due 4/1/19 (c)	1,032,560

See Notes to Schedule of Investments.

SMITH BARNEY OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Hospitals — 16.3% (continued)
$1,000,000	AA	Hillsboro Hospital Facility Authority Revenue, (Tuality Healthcare Project), Radian-Insured, 5.375% due 10/1/31	$1,021,660
		Klamath Falls, Inter-Community Hospital Authority Revenue:
595,000	BBB	Gross-Merle West Medical Center Project, (Call 9/1/04 @ 102), 7.100% due 9/1/24 (b)	609,506
1,000,000	BBB	Merle West Medical Center Project, 6.250% due 9/1/31 (c)	1,030,640
500,000	AA	Multnomah County, Hospital Facilities Authority Revenue, Providence Health Systems, 5.250% due 10/1/24	510,225
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,008,340
		Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives, Series A:
1,000,000	AA	5.750% due 12/1/20	1,044,600
500,000	AA	5.500% due 3/1/22	516,420
			8,867,466
Housing: Multi-Family — 7.9%
470,000	NR	Multi-Family Housing Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific Tower Apartments, Series 6, 6.050% due 11/1/34 (f)	449,273
185,000	Aa2*	Oregon State Housing & Community Services Department, Housing Finance Revenue, Assisted or Insured Multi-Unit, Series A, FHA-Insured, 6.800% due 7/1/13	185,422
		Portland Housing Authority, Multi-Family Revenue:
850,000	Aa2*	Cherry Ridge Project, LOC-U.S. Bank Trust N.A., 6.250% due 5/1/12 (f)	860,719
500,000	Aaa*	Cherry Blossom Apartments, Series A, GNMA-Collateralized, 6.100% due 12/20/26 (f)	524,180
		Washington County Housing Authority, Multi-Family Revenue:
1,000,000	NR	Affordable Housing Pool, Series A, 6.125% due 7/1/29 (c)	1,025,130
1,000,000	Aa2*	Bethany Meadows Project, LOC-U.S. Bank N.A., 6.250% due 8/1/13 (c)(f)	1,033,360
220,000	AAA	Terrace View Project, FNMA-Collateralized, 5.500% due 12/1/17 (f)	225,898
			4,303,982
Housing: Single-Family — 1.8%
455,000	Aa2*	Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, Series F, 5.550% due 7/1/30	461,088
295,000	AAA	Puerto Rico Housing Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage-Portfolio I, GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (f)	303,027
185,000	AAA	Virgin Islands HFA, Single-Family Revenue Bonds, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (f)	189,792
			953,907
Industrial Development — 5.1%
1,800,000	NR	Oregon State Economic Development Commision, Economic & Industrial Development Revenue, 1.090 due 7/1/09 (d)	1,800,000
1,000,000	BB+	Oregon State EDR, Georgia-Pacific Corp., Series CLVII, 6.350% due 8/1/25 (f)	995,400
			2,795,400
Life Care Systems — 6.5%
		Clackamas County, Hospital Facility Authority Revenue:
2,000,000	NR	Mary’s Woods at Marylhurst Inc., Sr. Living Facility, Series A, 6.625% due 5/15/29 (c)	2,062,960
500,000	NR	Robison Jewish Home Project, 6.250% due 10/1/28	501,145
1,000,000	NR	Yamhill County Hospital Authority, Friendsview Retirement Community, 7.000% due 12/1/34	968,760
			3,532,865
Miscellaneous — 1.5%
300,000	NR	Lebanon Urban Renewal Agency, 5.500% due 6/1/14	320,637
500,000	A	Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A, ACA/CBI-Insured, 5.500% due 10/1/18	517,120
			837,757
Public Facilities — 1.0%
500,000	AAA	Oregon State Bond Bank Revenue, Economic & Community Development Department, Series B, MBIA-Insured, 5.500% due 1/1/26	522,450

See Notes to Schedule of Investments.

SMITH BARNEY OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Solid Waste — 3.8%
$1,975,000	NR	Wasco County Solid Waste Disposal Revenue, (Waste Connections Inc. Project), 7.250% due 3/1/21 (c)(f)	$2,054,632
Transportation — 12.5%
		Oregon State Department of Transportation, Highway User Tax Revenue:
500,000	AA+	5.375% due 11/15/20	532,390
		Series A:
1,000,000	AA+	5.500% due 11/15/18	1,135,710
1,000,000	AA+	5.500% due 11/15/20	1,087,150
1,000,000	AAA	Port of Portland Airport Revenue, Portland International Airport, Series B, AMBAC-Insured, 5.500% due 7/1/18 (f)	1,044,480
1,200,000	A-1+	Port of Portland Special Obligation Revenue, Horizon Air Insurance Inc., Project 1.140% due 6/15/27 (d)	1,200,000
945,000	A	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series H, 5.000% due 7/1/28	930,702
500,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (f)	331,605
500,000	AA+	Tri-County Metropolitan Transportation District Revenue, Series A, 5.375% due 8/1/20	532,470
			6,794,507
Utilities — 0.2%
100,000	NR	Western Generation Agency, Cogeneration Project Revenue, (Wauna Cogeneration Project), Series B, 7.250% due 1/1/09 (f)	101,593
Water and Sewer — 5.2%
360,000	AA-	Clackamas County Service District No. 1, Sewer Revenue, (Call 10/1/06 @ 100), 6.375% due 10/1/14 (b)	393,415
500,000	AAA	Eugene Water Revenue, Utility System, FSA-Insured, 5.875% due 8/1/30	544,510
1,000,000	AAA	Klamath Falls Wastewater Revenue, AMBAC-Insured, 5.500% due 6/1/25 (c)	1,047,540
600,000	Aa1*	Port of Umatilla Water Revenue, LOC-ABN AMRO Bank N.V., 6.650% due 8/1/22 (f)	614,508
165,000	AAA	Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (g)	200,434
			2,800,407
		TOTAL INVESTMENTS — 100.0% (Cost — $52,093,788**)	$54,298,229
(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Services, Inc.
(b)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the investment advisor to be triple-A rated even if the issuer has not applied for new ratings.
(c)	All or portion of this security is segregated or held as collateral for open futures contracts commitments and extended settlements.
(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)	Inverse floating rate security-coupon varies inversely with level of short term tax exempt interest rates.
(f)	Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 4 through 6 for definitions of ratings and abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
B	—	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “BBB” to “BB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings with the major rating categories.

AAA	—	Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.
BBB	—	Bonds rated “BBB” by Fitch currently have a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB	—	Bonds rated “BB” by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area Governments	HFA	—	Housing Finance Authority
ACA	—	American Capital Assurance	IDA	—	Industrial Development Authority
AIG	—	American International Guaranty	IDB	—	Industrial Development Board
AMBAC	—	Ambac Assurance Corporation	IDR	—	Industrial Development Revenue
BAN	—	Bond Anticipation Notes	INFLOS	—	Inverse Floaters
BIG	—	Bond Investors Guaranty	ISD	—	Independent School District
CBI	—	Certificate of Bond Insurance	LOC	—	Letter of Credit
CGIC	—	Capital Guaranty Insurance Company	MBIA	—	Municipal Bond Investors Assurance Corporation
CHFCLI	—	California Health Facility Construction Loan Insurance	MFH	—	Multi-Family Housing
CONNIE LEE	—	College Construction Loan Insurance Association	MVRICS	—	Municipal Variable Rate Inverse Coupon Security
COP	—	Certificate of Participation	PCR	—	Pollution Control Revenue
EDA	—	Economic Development Authority	PSF	—	Permanent School Fund
EDR	—	Economic Development Revenue	RAN	—	Revenue Anticipation Notes
ETM	—	Escrowed To Maturity	RIBS	—	Residual Interest Bonds
FGIC	—	Financial Guaranty Insurance Company	RITES	—	Residual Interest Tax-Exempt Securities
FHA	—	Federal Housing Administration	TAN	—	Tax Anticipation Notes
FHLMC	—	Federal Home Loan Mortgage Corporation	TECP	—	Tax-Exempt Commercial Paper
FLAIRS	—	Floating Adjustable Interest Rate Securities	TOB	—	Tender Option Bonds
FNMA	—	Federal National Mortgage Association	TRAN	—	Tax and Revenue Anticipation Notes
FRTC	—	Floating Rate Trust Certificates	SYCC	—	Structured Yield Curve Certificate
FSA	—	Financing Security Assurance	VA	—	Veterans Administration
GIC	—	Guaranteed Investment Contract	VRDD	—	Variable Rate Daily Demand
GNMA	—	Government National Mortgage Association	VRWE	—	Variable Rate Wednesday Demand
GO	—	General Obligation	XLCA	—	XL Capital Assurance Inc.
HDC	—	Housing Development Corporation

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

Smith Barney Oregon Municipals Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; and (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

2.	Fund Concentration

Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Oregon.

3.	Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell: 20 Year, 6.000%
U.S. Treasury Bond	150	9/04	$15,618,750	$16,232,813	$(614,063)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Oregon Municipals Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date September 27, 2004